Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	$ 289,000	$ 86,000
Advances to equity-accounted joint venture	5,280,000	9,930,000
Reported Value Measurement | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	289,000	0
Reported Value Measurement | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)		86,000
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(10,000,000)	(50,000,000)
Long-term Debt	242,961,000	559,679,000
Obligations related to finance leases, including current portion (note 12)	(360,043,000)	(414,788,000)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	103,146,000	95,332,000
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements		659,000
Interest rate swap agreements	(886,000)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	0	86,000
Reported Value Measurement | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 2, 10 and 19)	1,799,000	0
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	59,250,000	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	31,680,000	37,240,000
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(10,000,000)	(50,000,000)
Long-term Debt	248,738,000	558,657,000
Obligations related to finance leases, including current portion (note 12)	(411,740,000)	(442,648,000)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 16c)	103,146,000	95,332,000
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements		659,000
Interest rate swap agreements	(886,000)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 11)	0	86,000
Fair Value Asset/(Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 2, 10 and 19)	1,799,000	0
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	59,250,000	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure	31,680,000	37,240,000
Cash, cash equivalents and restricted cash (note 16c)	103,146,000	96,790,000	$ 60,507,000	$ 75,710,000
Current portion of derivative liabilities (note 11)	289,000	86,000
Operating lease right-of-use assets (notes 2, 10 and 19)	2,529,000	19,560,000
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	1,104,742,000	1,223,085,000
Short-term debt	(10,000,000)	(50,000,000)
Long-term Debt	242,961,000	559,679,000
Obligations related to finance leases, including current portion (note 12)	$ (360,043,000)	$ (414,788,000)